Deferred Charges (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2014
Balance at beginning of the period	$ 29,864
Additions	4,342
Amortization	(4,812)
Write-off	(2,491)
Balance at the end of the period	26,903
Financing Costs [Member]
Balance at beginning of the period	9,954
Additions	2,055
Amortization	(1,016)
Write-off	(2,009)
Balance at the end of the period	8,984
Dry-docking and Special Survey Costs [Member]
Balance at beginning of the period	19,910
Additions	2,287
Amortization	(3,796)
Write-off	(482)
Balance at the end of the period	$ 17,919